Associates and joint ventures - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of joint ventures and associates [line items]
Profit after taxation for the year	£ 33	£ 74	£ 31
Other comprehensive income	970	(1,567)	254
Sales to associates and joint ventures	0	11	43
Share of after tax profits and losses of associates and joint ventures	33	£ 74	£ 31
Innoviva Inc [member]
Disclosure of joint ventures and associates [line items]
Profit after taxation for the year	41
Other comprehensive income	0
Share of after tax profits and losses of associates and joint ventures	£ 41